Capital And Reserves - Summary of Classes of Share Capital (Detail) - EUR (€) € in Thousands, shares in Thousands		2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 23, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Shares issued and fully paid
Shares issued and fully paid				€ 239,103	€ 227,333	€ 227,333
Issue of new shares				53,384	10,058	160,557	€ 250,909
Contribution from share premium				4,177,132
Shares issued and fully paid as of December 31		€ 239,103	€ 62,043	62,043		€ 239,103	€ 227,333
Ordinary Shares [Member]
Authorised
Number Of Share Authorised		880,000				880,000	880,000
Shares issued and fully paid
Shares issued and fully paid			596,118	220,000	220,000	€ 220,000	€ 16
Contribution of ordinary shares by Kinetik S.à r.l.						(12,500)	0
Treasury shares						9,377	0
Shares sold to RSP Scheme Members						3,123	0
Issue of new shares	€ 49,118,386			49,119
Contribution from share premium				3,920,897		0	219,984
Shares issued and fully paid as of December 31		€ 220,000	€ 626,478	626,478		€ 220,000	€ 220,000
Preferred A Shares [Member]
Authorised
Number Of Share Authorised		88,000				88,000	88,000
Shares issued and fully paid
Shares issued and fully paid				19,103	€ 7,333	€ 7,333	€ 0
Issue of new shares				4,265		11,770	7,333
Contribution from share premium				256,235
Shares issued and fully paid as of December 31		€ 19,103				19,103	€ 7,333
Arrival Group [Member]
Shares issued and fully paid
Shares issued and fully paid				30
Issue of new shares		30		(239,103)
Contribution from share premium				(288,539)
Shares issued and fully paid as of December 31		€ 30				€ 30
Arrival Group [Member] | Ordinary Shares [Member]
Authorised
Number Of Share Authorised		300				300
Shares issued and fully paid
Shares issued and fully paid				30
Issue of new shares		€ 30		(220,000)
Contribution from share premium				(47,142)
Shares issued and fully paid as of December 31		€ 30				€ 30
Arrival Group [Member] | Preferred A Shares [Member]
Shares issued and fully paid
Issue of new shares				(19,103)
Contribution from share premium				(241,397)
Reserve of exchange differences on translation [member]
Shares issued and fully paid
Issue of new shares				(185,719)
Contribution from share premium				3,888,593
Reserve of exchange differences on translation [member] | Ordinary Shares [Member]
Shares issued and fully paid
Issue of new shares				(170,881)
Contribution from share premium				3,873,755
Reserve of exchange differences on translation [member] | Preferred A Shares [Member]
Shares issued and fully paid
Issue of new shares				(14,838)
Contribution from share premium				€ 14,838